UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09093
E*TRADE Funds

(Exact name of registrant as specified in charter)
4500 Bohannon Drive
Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)
Elizabeth Gottfried
4500 Bohannon Drive
Menlo Park, CA 94025

(Name and address of agent for service)
Registrant’s telephone number, including area code: 650-331-6000
Date of fiscal year end: December 31, 2009
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 93.8%

ADVERTISING — 2.8%

Publicis Groupe, ADR	14,500	$371,490
WPP PLC SP ADR (a)	14,000	391,300

		762,790
AEROSPACE / TECHNOLOGY — 18.3%

Arrow Electronics, Inc. (b)	20,000	381,200
Avnet, Inc. (b)	21,500	376,465
Boeing Co. (The)	10,500	373,590
Canon, Inc., ADR	13,000	377,390
Check Point Software Technologies, Ltd. (b)	19,000	421,990
Cisco Systems, Inc. (a) (b)	25,000	419,250
General Dynamics Corp.	10,000	415,900
Hewlett-Packard Co.	13,500	432,810
NVIDIA Corp. (b)	40,500	399,330
Oracle Corp. (b)	24,700	446,329
Precision Castparts Corp.	3,200	191,680
Western Digital Corp. (b)	20,000	386,800
Xilinx, Inc.	21,000	402,360

		5,025,094
BANKING — 2.1%

Bank of the Ozarks, Inc. (a)	10,800	249,264
Wells Fargo & Co.	22,500	320,400

		569,664
BASIC MATERIALS — 4.0%

Commercial Metals Co. (a)	32,500	375,375
Companhia Vale do Rio Doce, ADR (a)	30,000	399,000
Gerdau Ameristeel Corp.	106,800	327,876

		1,102,251
BUSINESS PRODUCTS — 1.7%

Automatic Data Processing, Inc.	13,500	474,660

CONGLOMERATES — 9.9%

Berkshire Hathaway, Inc., Class B (b)	265	747,300
Dover Corp.	15,000	395,700
Emerson Electric Co.	14,500	414,410
ITT Corp.	10,500	403,935
Loews Corp.	17,000	375,700
United Technologies Corp.	9,000	386,820

		2,723,865
CONSTRUCTION & ENGINEERING — 1.4%

Fluor Corp.	10,600	366,230

CONSUMER RELATED — 4.3%

Nokia Oyj, ADR	32,000	373,440
Toyota Motor Corp. ADR (a)	6,100	386,130
Walt Disney Co. (The)	23,500	426,760

		1,186,330
ENERGY — 9.5%

Apache Corp.	5,700	365,313
Diamond Offshore Drilling, Inc. (a)	5,800	364,588
ENSCO International, Inc.	14,000	369,600
Nexen, Inc.	22,500	381,600
StatoilHydro ASA, SP ADR	20,000	348,800
Whiting Petroleum Corp. (b)	14,500	374,825
XTO Energy, Inc.	13,000	398,060

		2,602,786
FINANCIAL SERVICES — 1.5%

Goldman Sachs Group, Inc. (The)	3,900	413,478

FOOD & BEVERAGE — 7.4%

Darden Restaurants, Inc.	12,000	411,120
Diageo PLC, SP ADR (a)	8,900	398,275
Jack in the Box, Inc. (a) (b)	19,000	442,510
Pepsi Bottling Group, Inc.	18,500	409,590
Sysco Corp.	16,500	376,200

		2,037,695
MANUFACTURING — 6.1%

ABB, Ltd., SP ADR	28,500	397,290
Altra Holdings, Inc. (b)	70,300	272,764
Illinois Tool Works, Inc.	12,500	385,625
Ingersoll-Rand Co., Ltd., Class A (a)	27,000	372,600
Terex Corp. (b)	24,500	226,625

		1,654,904
PHARMACEUTICALS — 7.1%

Aetna, Inc.	17,500	425,775
AstraZeneca PLC, SP ADR	12,000	425,400
Bristol-Myers Squibb Co.	18,700	409,904
Endo Pharmaceuticals Holdings, Inc. (b)	17,390	307,455
Novartis AG, ADR	10,000	378,300

		1,946,834
PUBLISHING & BROADCASTING — 6.4%

British Sky Broadcasting Group PLC, ADR (a)	15,000	372,300
Comcast Corp., Class A	29,000	373,230
Liberty Media Corp — Entertainment, Class A (b)	19,000	379,050
News Corp., Class B (a)	35,000	269,500
Washington Post Co. (The), Class B	1,022	364,956

		1,759,036
RETAIL — 4.4%

Best Buy Co., Inc. (a)	11,500	436,540
Ross Stores, Inc.	11,500	412,620
Tiffany & Co.	16,500	355,740

		1,204,900
SOFTWARE — 1.5%

Microsoft Corp.	22,700	416,999

TEXTILES & APPAREL — 2.6%

Phillips-Van Heusen Corp.	17,500	396,900
Polo Ralph Lauren Corp.	7,500	316,875

		713,775
TRANSPORTATION — 2.8%

FedEx Corp.	9,000	400,410
Norfolk Southern Corp.	11,000	371,250

		771,660

TOTAL COMMON STOCKS
(Cost $33,612,740)		25,732,951

MONEY MARKET — 4.9%

BlackRock Liquidity Funds TempCash Portfolio	1,348,658	1,348,658

TOTAL MONEY MARKET
(Cost $1,348,658)		1,348,658

See Accompanying Note to Schedule of Investments
E*TRADE Delphi Value Fund

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

SECURITIES LENDING COLLATERAL — 14.4%

COMMERCIAL PAPER — 7.3%

Galleon Capital LLC
0.45%, 04/01/09 (c)	$1,999,954	$1,999,954

TIME DEPOSITS — 7.1%

Bank of Nova Scotia
0.15, 04/01/09 (c)	940,072	940,072
Dexia Bank
0.40%, 04/01/09 (c)	999,990	999,990

		1,940,062
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,940,016)		3,940,016

TOTAL INVESTMENTS — 113.1%
(Cost $38,901,414)(d)		31,021,625
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS — (13.1%)		(3,597,241)

TOTAL NET ASSETS — 100.0%		$27,424,384

(a)	Securities (or a portion of securities) on loan. As of March 31, 2009, the market value of securities loaned was $3,821,487. The loans were secured with cash equivalent collateral of $3,940,016.

(b)	Non-income producing.

(c)	This security was purchased with cash collateral received from securities lending.

(d)	At March 31, 2009, the cost of investments for Federal income tax purposes is $38,901,414. Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$2,203,527
Gross Unrealized Depreciation	$(10,083,316)

Net Unrealized Appreciation (Depreciation)	$(7,879,789)

ADR	American Depositary Receipt

SP ADR	Sponsored American Depositary Receipt
Summary of inputs used to value the Fund’s net assets as of March 31, 2009 is as follows (See Note to Schedule of Investments):

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$27,081,609
Level 2 — Other Significant Observable Inputs	3,940,016
Level 3 — Significant Unobservable Inputs	—

Total	$31,021,625

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS

AEROSPACE / TECHNOLOGY	$5,025,094	18.3%
SECURITIES LENDING COLLATERAL	3,940,016	14.4%
CONGLOMERATES	2,723,865	9.9%
ENERGY	2,602,786	9.5%
FOOD & BEVERAGE	2,037,695	7.4%
PHARMACEUTICALS	1,946,834	7.1%
PUBLISHING & BROADCASTING	1,759,036	6.4%
MANUFACTURING	1,654,904	6.1%
MONEY MARKET	1,348,658	4.9%
RETAIL	1,204,900	4.4%
CONSUMER RELATED	1,186,330	4.3%
BASIC MATERIALS	1,102,251	4.0%
TRANSPORTATION	771,660	2.8%
ADVERTISING	762,790	2.8%
TEXTILES & APPAREL	713,775	2.6%
BANKING	569,664	2.1%
BUSINESS PRODUCTS	474,660	1.7%
SOFTWARE	416,999	1.5%
FINANCIAL SERVICES	413,478	1.5%
CONSTRUCTION & ENGINEERING	366,230	1.4%
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	(3,597,241)	(13.1)%

	$27,424,384	100.0%

See Accompanying Note to Schedule of Investments
E*TRADE Delphi Value Fund

SECURITY VALUATION
Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Trust (“Board”). To the extent that the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by the Fund and accordingly, its net asset value, may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on valuation procedures approved by the Board.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurement, which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009 is included with the Schedule of Investments.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) E*TRADE Funds

By (Signature and Title)	/s/ Elizabeth Gottfried Elizabeth Gottfried, President
(Principal Executive Officer)

Date	5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth Gottfried Elizabeth Gottfried, President
(Principal Executive Officer)

Date	5/28/09

By (Signature and Title)	/s/ Matthew Audette Matthew Audette, Treasurer
(Principal Financial Officer)

Date	5/28/09